      PROVIDENT

    INSTITUTIONAL    400 Bellevue Parkway, Wilmington, DE 19809 - Phone:
                               302-792-2555 - Fax: 302-792-5876
        FUNDS

G. Willing Pepper
Chairman
                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT

                                                                   July 14, 1997

Dear Shareholder:

     We are pleased to present the Semi-Annual Report to Shareholders of Municipal Fund for Temporary Investment for the period ended May 31, 1997.

     The accompanying Investment Adviser's Report provides information on recent activity in the money markets and on the performance of our funds. I urge you to read the report.

     Provident Institutional Funds offer a broad range of high quality taxable and tax-exempt Money Market Funds to meet the varied needs of our investors. Please feel free to contact your Provident Distributors, Inc. account representative or our Client Service Center at (800) 821-7432 to discuss your investment options.

     Thank you for your continued confidence in Provident Institutional Funds. We welcome the opportunity to service your investment needs.

                                         Sincerely,

                                         /s/  G. Willing Pepper
                                         G. Willing Pepper
                                         Chairman

                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT

                  Semi-Annual Report of the Investment Adviser

     For the past two quarters, the Federal Reserve has maintained a watchful eye on the strength of the economy. The strong 3.8% jump in the fourth quarter of 1996 gross domestic product was followed by an even more impressive gain of 5.9% in the first quarter of 1997. As economic activity surged, the Fed resorted to both jawboning and preemptive strikes. As early as last December, Chairman Greenspan spoke of the markets' "irrational exuberance" and indicated that higher short-term interest rates were a likely consequence. The financial markets prepared for a Fed tightening in early 1997, but the Fed surprised many by not raising rates at its January FOMC meeting. By March, with some early signs of a slowdown and no inflation, the Fed again surprised the markets, but this time by raising the federal funds rate 25 basis points to 5.50%, the first increase in almost two years. With scant evidence of inflation, the Fed came under intense criticism for its move, but remained resolute that its action was warranted, much like buying insurance against a future problem. By the end of May, the issue over monetary policy remained hotly debated. One group argued that the 5.9% pace of GDP was double what the Fed considers a sustainable, non-inflationary growth rate, while others pointed out the absence of any inflationary build-up. As a result, it is likely that the markets' volatility will continue into the third quarter, as it reflects changing sentiment about monetary policy.

     Total tax-exempt assets hit new all-time highs in each of the first five months of the semi-annual period ended May 31, 1997. Assets reached a peak of $157.2 billion in the week ended April 7, according to IBC's Money Fund Report. Cash flowed into the municipal market due to uncertainty over higher interest rates and the Fed's tightening of monetary policy in March. This increase in demand kept tax-exempt yields in a narrow trading range and at uncompetitive levels versus taxable securities. By late April, however, tax related redemptions forced dealers to raise yields on variable rate products to levels not seen in a year. This weakness continued through May. In order to make variable rate securities attractive to crossover buyers, these securities were priced at 80-90% of the yields on comparable taxable securities throughout May.

     Investment strategy during the six months ended May 31, emphasized a laddered approach in anticipation of seasonal fund share volatility and higher yields. Variable rate demand notes comprised 55%-65% of the portfolios as these securities yielded an average of 3.59% during the period and 4.00% during the final two months. With supply of one-year notes and variable rate issues expected to increase through the summer months, these securities should continue to offer attractive yields versus longer-term maturities.

     As of the end of May, MuniFund's average weighted maturity stood at 35 days while MuniCash's was 31 days. The two portfolios continued to remain competitive within their peer groups. MuniFund ranked 4th in yield among 14 rated tax-free funds for the month of May 1997, while MuniCash was ranked 3rd in yield among 75 tax-free institutional funds for the twelve months ended May 31, 1997, according to IBC's Money Market Insight. Both funds continue their emphasis on high credit quality and liquidity.

                                        PNC INSTITUTIONAL MANAGEMENT CORPORATION

                               MUNIFUND PORTFOLIO
                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                            Statement of Net Assets

                                  May 31, 1997
                                  (Unaudited)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
------------------------ ---------  -------   ------------
ALABAMA -- 1.71%
  Calhoun County Economic
    Development Council IDRB
    (Craft Corporation Project) DN
    (First Alabama Bank LOC)
    (A-1+, VMIG-1)
    4.15%(1)............  06/07/97  $ 4,030   $  4,030,000
  City of Montgomery BMC Special
    Care Facilities Authority
    (Baptist Medical Center)
    Series A DN (Amsouth Bank of
    Alabama LOC) (VMIG-1)
    3.95%(1)............  06/07/97   10,000     10,000,000
                                              ------------
                                                14,030,000
                                              ------------
ARIZONA -- 0.22%
  Apache County IDA PCRB (Tucson
    Electric Power Company) Series
    1983C DN (Bankers Trust LOC)
    (A-1+, VMIG-1)
    3.95%(1)............  06/07/97      400        400,000
  Pinal County IDA (Magma Copper
    Project) Series 1984A DN
    (Banque Nationale de Paris
    LOC) (A-1, VMIG-1)
    3.90%(1)............  06/07/97    1,400      1,400,000
                                              ------------
                                                 1,800,000
                                              ------------
CALIFORNIA -- 3.01%
  California GO RAN DN (National
    Westminster LOC) (A-1+,
    VMIG-1)
    4.00%(1)............  06/07/97   11,200     11,200,000
  San Juan-Modesto-Santa Clara-
    Redding Public Power Agency
    (San Juan Project) Subordinate
    Lien RB Series 1997D DN
    (National Westminster LOC)
    (A-1+, VMIG-1)
    3.70%(1)............  06/07/97   13,500     13,500,000
                                              ------------
                                                24,700,000
                                              ------------
COLORADO -- 1.09%
  Colorado State General Fund TRAN
    Series A (SP-1+, MIG-1)
    4.50%...............  06/27/97    5,000      5,002,503

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
------------------------ --------   -------   -----------
COLORADO (CONTINUED)
  Moffat County PCRB (Tri-State)
    Series 1984 DN (AMBAC
    Insurance) (A-1+, P-1)
    4.05%(1)............  06/07/97  $ 3,900   $  3,900,000
                                              ------------
                                                 8,902,503
                                              ------------
FLORIDA -- 10.43%
  Dade County Water & Sewer System
    RB DN (FGIC Insurance) (A-1+,
    VMIG-1)
    3.85%(1)............  06/07/97   29,900     29,900,000
  Jacksonville Electric
    System Series D TECP
    (A-1+, P-1)
    3.70%...............  09/12/97   12,100     12,100,000
  St. Lucie County PCRB (Florida
    Power & Light Company Project)
    Series 1993 DN
    (A-1, VMIG-1)
    3.95%(1)............  06/01/97   16,300     16,300,000
  Sunshine State Governmental
    Financing GO Revenue Bonds
    (Morgan Guaranty LOC) (VMIG-1)
    3.60%...............  06/20/97   15,000     15,000,000
  Volusia County Health Facilities
    Authority Hospital RB
    (S.W. Volusia Healthcare
    Corporation) Series 1994A DN
    (First Union Bank LOC) (A-1)
    3.95%(1)............  06/07/97   12,265     12,265,000
                                              ------------
                                                85,565,000
                                              ------------
GEORGIA -- 6.01%
  Atlanta Urban Residential
    Finance Authority RB
    (Residential Construction -
    Summerhill Project) DN (First
    Union Bank LOC)
    (A-1, VMIG-1)
    4.00%(1)............  06/07/97    2,950      2,950,000
  Burke County IDA PCRB (Georgia
    Power & Light Company Vogtle
    Project) DN (A-1, VMIG-1)
    4.00%(1)............  06/01/97    6,100      6,100,000

---------------

(1) Variable Rate

                               MUNIFUND PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
------------------------ --------   -------   -----------
GEORGIA (CONTINUED)
  Burke County IDA PCRB (Oglethorpe
    Power Company Vogtle Project) MB
    (AMBAC Insurance) (A-1+, VMIG-1)
    3.60%...............  12/01/97  $ 4,000   $  4,000,000
  Clayton County Housing Authority
    Multifamily Housing Bonds
    (Chateau Forest Apartments
    Project) Series E DN (FGIC
    Insurance)
    (A-1+, VMIG-1)
    4.00%(1)............  06/07/97   10,300     10,300,000
  Cobb County Housing Authority
    Multifamily Housing RB (Post
    Mill Project) Series 1995 DN
    (Federal National Mortgage
    Association LOC)
    (A-1+, VMIG-1)
    3.90%(1)............  06/07/97   12,380     12,380,000
  Dekalb County Housing Authority
    Multifamily Housing Bonds
    (Camden Brooke Project) DN
    (Federal National Mortgage
    Association LOC) (VMIG-1)
    3.90%(1)............  06/07/97    6,000      6,000,000
  Fulton County IDA (Arthritis
    Foundation Incorporated) DN
    (Suntrust Bank LOC)
    (A-1+, VMIG-1)
    3.95%(1)............  06/07/97    1,000      1,000,000
  Fulton County IDA (Epstein
    School Project) DN (Suntrust
    Bank LOC) (Aa)
    3.95%(1)............  06/07/97    2,000      2,000,000
  Georgia Municipal Association
    Pooled Bond Certificates of
    Participation DN (Credit
    Suisse LOC) (A-1+, VMIG-1)
    3.85%(1)............  06/07/97    1,675      1,675,406
  Gwinnett County Development
    Authority (Wesleyan School
    Project) Series 1997 DN
    (Suntrust Bank LOC)
    (A-1+, VMIG-1)
    3.95%(1)............  06/07/97    2,000      2,000,000
  Municipal Gas Authority of
    Georgia Series B DN (A-1+)
    3.85%(1)............  06/07/97      900        900,000
                                              ------------
                                                49,305,406
                                              ------------

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
------------------------ --------   -------   -----------
HAWAII -- 0.50%
  Hawaii State Department of
    Budget & Finance Special
    Purpose Mortgage RB (Kaiser
    Permanente) (A-1+)
    3.50%...............  09/02/97  $ 4,100   $  4,100,000
                                              ------------
ILLINOIS -- 9.47%
  Chicago GO Tender Notes
    (Landesbank Hessen LOC)
    (SP-1+, VMIG-1)
    3.55%...............  10/31/97    4,000      4,000,000
  Illinois Development Finance
    Authority (Chicago Symphony
    Project) DN (Bank of America
    LOC) (A-1+, VMIG-1)
    3.95%(1)............  06/07/97   10,000     10,000,000
  Illinois Development Finance
    Authority PCRB (Illinois Power
    Company Project) (Canadian
    Imperial Bank LOC)
    (A-1+, VMIG-1)
    3.60%...............  09/12/97   23,500     23,500,000
  Illinois Health Facilities
    Authority (Gottlieb Health
    Resources Incorporated) Series
    1994 DN (Harris Trust &
    Savings Bank LOC) (VMIG-1)
    3.90%(1)............  06/07/97      400        400,000
  Illinois Health Facilities
    Authority (Pooled Financing)
    Series 1985C DN (FNB Chicago
    LOC) (VMIG-1)
    3.90%(1)............  06/07/97    2,000      2,000,000
  Illinois Health Facilities
    Authority (Revolving Fund
    Pooled Financing) Series 1985F
    DN (Swiss Bank LOC)
    (A-1+, VMIG-1)
    3.85%(1)............  06/07/97    5,800      5,800,000
  Illinois Health Facilities
    Authority (University of
    Chicago Hospital Project)
    Series 1994C DN (Comerica Bank
    LOC)
    (A-1+, VMIG-1)
    3.85%(1)............  06/07/97    5,300      5,300,000
  Illinois Health Facilities
    Authority RB (Evanston
    Hospital Corporation Project)
    (VMIG-1)
    3.65%...............  10/31/97    5,000      5,000,000

-----------

(1) Variable Rate

                               MUNIFUND PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
     --------------      --------   -------   -----------
ILLINOIS (CONTINUED)
  Illinois Health Facilities
    Authority RB (Evanston Hospital
    Corporation Project) Series 1996
    (A-1+, VMIG-1)
    3.95%...............  08/15/97  $10,000   $ 10,000,000
  Illinois Health Facilities
    Authority RB (Rush
    Presbyterian-St. Lukes Medical
    Center) Series 1996B (Northern
    Trust LOC) (A-1+, VMIG-1)
    3.80%...............  08/14/97   11,650     11,650,000
                                              ------------
                                                77,650,000
                                              ------------
INDIANA -- 2.07%
  Indiana Employment Commission
    IDA (Miles Laboratories) DN
    (Barclays Bank LOC) (A-1+)
    3.80%(1)............  06/07/97    7,000      7,000,000
  South Bend Redevelopment
    Authority (College Football
    Hall of Fame) DN (Landesbank
    Hessen LOC) (A-1+, VMIG-1)
    3.85%(1)............  06/07/97   10,000     10,000,000
                                              ------------
                                                17,000,000
                                              ------------
KENTUCKY -- 3.14%
  Jefferson County PCRB
    (Louisville Gas & Electric
    Company Project) Series
    1993A TECP (A-1+, VMIG-1)
    3.55%...............  06/16/97    6,000      6,000,000
  Trimble County PCRB (Louisville
    Gas & Electric Company
    Project) Series 1992
    (A-1+, VMIG-1)
    3.70%...............  09/12/97   19,735     19,735,000
                                              ------------
                                                25,735,000
                                              ------------
LOUISIANA -- 1.48%
  Louisiana Public Facilities
    Authority (College & Equipment
    Project) Series A DN (Societe
    Generale LOC) (A-1+, VMIG-1)
    4.00%(1)............  06/07/97    7,200      7,200,000
  Parish of East Baton Rouge PCRB
    (Exxon Project) DN
    (A-1+, VMIG-1)
    4.00%(1)............  06/01/97    1,740      1,740,000

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
     --------------      --------   -------   -----------
LOUISIANA (CONTINUED)
  Parish of St. Charles PCRB
    (Shell Oil Company Project) DN
    (A-1+, VMIG-1)
    4.00%(1)............  06/01/97  $ 3,200   $  3,200,000
                                              ------------
                                                12,140,000
                                              ------------
MARYLAND -- 3.54%
  Maryland Health & Higher
    Education Facilities Authority
    (Capitol College Project) DN
    (FNB Maryland LOC) (VMIG-1)
    4.15%(1)............  06/07/97    7,925      7,925,000
  Maryland Industrial Development
    Finance Authority (McDonough
    School Project) DN (FNB
    Maryland LOC) (A-1)
    4.15%(1)............  06/07/97    4,000      4,000,000
  Maryland State Economic
    Development Corporation
    Revenue Bonds (Pooled
    Financing) DN (NationsBank
    LOC) (A-1, VMIG-1)
    3.95%(1)............  06/07/97   10,000     10,000,000
  Maryland State IDA (McDonough
    School Income Facility) DN
    (FNB Maryland LOC)
    (A-1, VMIG-1)
    4.15%(1)............  06/07/97    5,000      5,000,000
  Washington Suburban Sanitary
    District BAN DN
    (SP-1+, VMIG-1)
    3.95%(1)............  06/07/97    2,100      2,100,000
                                              ------------
                                                29,025,000
                                              ------------
MICHIGAN -- 3.72%
  Michigan State Building
    Authority Series I TECP
    (Canadian Imperial Bank LOC)
    (A-1+, P-1)
    3.80%...............  09/04/97   25,477     25,477,000
  Michigan State Notes
    (A-1+, MIG-1)
    4.50%...............  09/30/97    5,000      5,011,438
                                              ------------
                                                30,488,438
                                              ------------
MISSISSIPPI -- 0.12%
  Jackson IDRB (McCarty Holman
    Company Project) DN (Suntrust
    Bank LOC)
    (A-1+, VMIG-1)
    3.95%(1)............  06/07/97    1,000      1,000,000
                                              ------------

-----------------
(1) Variable Rate

                               MUNIFUND PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
     --------------      --------   -------   -----------
MISSOURI -- 3.01%
  Missouri Environmental
    Improvement PCRB (National
    Utilities) Series M DN
    (A-1+, VMIG-1)
    4.05%(1)............  06/07/97  $ 5,100   $  5,100,000
  Missouri Health & Educational
    Facilities Authority (Sisters
    of Mercy Health System) Series
    1995B DN (Credit Suisse LOC)
    (A-1+, VMIG-1)
    3.85%(1)............  06/07/97   14,800     14,800,000
  Missouri Health & Educational
    Facilities Authority (SSM
    Health System) TECP (Morgan
    Guaranty LOC) (VMIG-1)
    4.00%...............  06/02/97    1,900      1,900,000
  Missouri Health & Educational
    Facilities Authority
    (Washington University) DN
    (A-1+, VMIG-1)
    3.90%(1)............  06/07/97    2,900      2,900,000
                                              ------------
                                                24,700,000
                                              ------------
NEBRASKA -- 0.12%
  Nebraska Higher Education Loan
    Program (Student Loan Program)
    RB Series 1985D DN (Student
    Loan Marketing Association
    LOC) (VMIG-1)
    3.85%(1)............  06/07/97    1,000      1,000,000
                                              ------------
NEVADA -- 0.61%
  Clark County IDRB (Nevada Power
    Company Project) DN (Barclays
    Bank LOC)
    (A-1+, VMIG-1)
    4.05%(1)............  06/07/97    5,000      5,000,000
                                              ------------
NEW HAMPSHIRE -- 0.86%
  New Hampshire Health & Higher
    Education Facilities Authority
    (VHA of New England Capital
    Asset Financing Program)
    Series 1985B DN (Mellon LOC)
    (A-1, VMIG-1)
    3.85%(1)............  06/07/97      600        600,000
  New Hampshire Health & Higher
    Education Facilities Authority
    (VHA of New England Capital
    Asset Financing Program)
    Series 1985E DN
    (Mellon LOC) (A-1)
    3.85%(1)............  06/07/97    1,400      1,400,000

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
     --------------      --------   -------   -----------
NEW HAMPSHIRE (CONTINUED)
  New Hampshire Health & Higher
    Education Facilities Authority
    (VHA of New England Capital
    Asset Financing Program)
    Series 1985F DN
    (Mellon LOC) (A-1, VMIG-1)
    3.85%(1)............  06/07/97  $ 5,050   $  5,050,000
                                              ------------
                                                 7,050,000
                                              ------------
NEW JERSEY -- 0.29%
  New Jersey Economic Development
    Authority PCRB (Public Service
    Electric & Gas Company
    Project) Series 1996A DN (MBIA
    Insurance) (A-1+, VMIG-1)
    3.60%(1)............  06/07/97    2,400      2,400,000
                                              ------------
NEW YORK -- 4.62%
  Dormitory Authority of The State
    of New York (Columbia
    University) Tender Option
    Bonds DN (Morgan Guaranty LOC)
    (VMIG-1)
    3.90%(1)............  06/07/97    3,000      3,000,000
  New York City Housing
    Development Corporation
    Multifamily Mortgage RB
    (Columbus Gardens Project)
    Series 1993A DN (Citibank LOC)
    (A-1+, VMIG-1)
    3.75%(1)............  06/07/97    5,982      5,982,100
  New York City Municipal Water
    Finance Authority TECP
    (Toronto Dominion LOC)
    (A-1+, P-1)
    4.00%...............  06/18/97   12,800     12,800,000
  New York State Environmental
    Quality GO Series 1997A TECP
    (Bayerische Landesbank
    Girozentrale LOC)
    (A-1+, P-1)
    3.45%...............  06/24/97    5,000      4,999,840
    3.80%...............  08/20/97   10,000     10,000,000
  New York State Thruway General
    Revenue Series B DN (FGIC
    Insurance) (A-1+, VMIG-1)
    4.05%(1)............  06/01/97    1,100      1,100,000
                                              ------------
                                                37,881,940
                                              ------------

-----------------
(1) Variable Rate

                               MUNIFUND PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
     --------------      --------   -------   -----------
NORTH CAROLINA -- 2.45%
  Charlotte-Mecklenburg Hospital
    Authority (North Carolina
    Health Care System) Series
    1996B DN (NationsBank LOC)
    (A-1, VMIG-1)
    3.85%(1)............  06/07/97  $ 3,850   $  3,850,000
  Mecklenburg County GO Series
    1996C DN (NationsBank LOC)
    (A-1, VMIG-1)
    3.85%(1)............  06/07/97    3,000      3,000,000
  North Carolina Educational
    Facilities Finance RB (The
    Bowman Gray School of Medicine
    Project) Series 1990 DN
    (Wachovia Bank LOC) (VMIG-1)
    3.90%(1)............  06/07/97    2,900      2,900,000
  North Carolina Medical Care
    Community Hospital (Lincoln
    Health System Project) DN
    (NationsBank LOC)
    (A-1, VMIG-1)
    3.95%(1)............  06/07/97    4,500      4,500,000
  North Carolina Medical Care
    Community Hospital (Moses H.
    Cone Memorial Hospital
    Project) DN (A-1+, VMIG-1)
    3.85%(1)............  06/07/97    4,200      4,200,000
  Raleigh-Durham Airport Authority
    Special Facility Refunding RB
    (American Airlines
    Incorporated Project) Series
    1995A DN (Royal Bank of Canada
    LOC)
    (A-1+, VMIG-1)
    4.15%(1)............  06/01/97      400        400,000
  Raleigh-Durham Airport Authority
    Special Facility Refunding RB
    (American Airlines
    Incorporated Project) Series
    1995A DN (Royal Bank of Canada
    LOC)
    (A-1+, VMIG-1)
    4.15%(1)............  06/01/97    1,200      1,200,000
                                              ------------
                                                20,050,000
                                              ------------
     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
     --------------      --------   -------   -----------
OHIO -- 2.96%
  Clermont County Health
    Facilities Authority RB (Mercy
    Health System Project) DN
    (Credit Suisse LOC) (VMIG-1)
    3.85%(1)............  06/07/97  $ 1,800   $  1,800,000
  Columbus GO Unlimited Tax DN
    (Westdeutsche Landesbank
    Girozentrale LOC)
    (A-1+, VMIG-1)
    3.75%(1)............  06/07/97    3,000      3,000,000
  Franklin County Hospital
    Facility Referral &
    Improvement RB (U.S. Health
    Corporation of Columbus)
    Series 1996A DN (Morgan
    Guaranty LOC)
    (VMIG-1)
    3.90%(1)............  06/07/97   10,000     10,000,000
  Lucas County Health Facilities
    Authority RB (Lutheran Homes
    Society Project) DN (Bank One
    Columbus LOC) (A-1+)
    3.95%(1)............  06/07/97    7,700      7,700,000
  Montgomery County Economic
    Development Authority RB
    (Dayton Art Institute Project)
    DN (National City Bank of
    Cleveland LOC)
    (A-1, VMIG-1)
    3.95%(1)............  06/07/97      800        800,000
  Montgomery County Limited
    Obligation RB (Society of St.
    Vincent de Paul Project)
    Series 1996 DN (National City
    Bank of Cleveland LOC)
    (A-1, VMIG-1)
    3.95%(1)............  06/07/97    1,000      1,000,000
                                              ------------
                                                24,300,000
                                              ------------
OKLAHOMA -- 1.79%
  Garfield County IDA PCRB
    (Oklahoma Gas & Electric
    Company) DN
    (A-1+, VMIG-1)
    3.95%(1)............  06/07/97   10,000     10,000,000
  Oklahoma Water Resources Board
    State Loan Program Revenue
    Bonds (Swiss Bank LOC) (A-1+)
    3.50%...............  09/02/97    4,685      4,685,000
                                              ------------
                                                14,685,000
                                              ------------

-----------------
(1) Variable Rate

                               MUNIFUND PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
  -------------------    --------   -------   -----------
PENNSYLVANIA -- 1.73%
  Beaver County IDA PCRB (Atlantic
    Richfield Company Project)
    Series 1995 DN
    A-1, P-1)
    4.00%(1)............  06/07/97  $ 3,400   $  3,400,000
  Pennsylvania Higher Educational
    Facilities Authority RB
    (Carnegie Mellon University)
    Series 1995C DN (A-1+)
    4.05%(1)............  06/01/97    5,600      5,600,000
  Philadelphia Hospital & Higher
    Education Facilities Authority
    (Childrens Hospital of
    Philadelphia Project) Series
    1996A DN (Morgan Guaranty LOC)
    (A-1+, VMIG-1)
    4.05%(1)............  06/01/97    3,600      3,600,000
  Sayre County Hospital Health
    Care Facilities Authority (VHA
    of Pennsylvania Capital
    Financing Program) RB Series
    1985A DN (Mellon LOC) (A-1)
    3.85%(1)............  06/07/97    1,600      1,600,000
                                              ------------
                                                14,200,000
                                              ------------
SOUTH CAROLINA -- 1.41%
  Piedmont Municipal Power Agency
    Electric Refunding RB Series
    1996C DN (Morgan Guaranty LOC)
    (A-1+, VMIG-1)
    3.80%(1)............  06/07/97   11,600     11,600,000
                                              ------------
TENNESSEE -- 9.84%
  Chattanooga IDRB (YMCA Project)
    DN
    (Suntrust Bank LOC)
    3.95%(1)............  06/01/97    2,100      2,100,000
  Chattanooga-Hamilton County
    Health Facility (Erlinger
    Medical Center) DN
    (VMIG-1)
    4.05%(1)............  06/01/97   14,700     14,700,000
  Clarksville Public Building
    Authority (Pooled Financing
    Municipal Fund) Series 1995 DN
    (NationsBank LOC) (A-1)
    3.95%(1)............  06/07/97    5,000      5,000,000

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
  -------------------    --------   -------   -----------
TENNESSEE (CONTINUED)
  Knox County Health Education &
    Housing Board (Mercy Health
    Systems) DN
    (A-1+, VMIG-1)
    3.85%(1)............  06/07/97  $ 5,000   $  5,000,000
  Knox County Health Education &
    Housing Board (Webb School
    District Knoxville Project) DN
    (Suntrust Bank LOC)
    3.95%(1)............  06/07/97    5,000      5,000,000
  Knox County IDA (Weisgarber
    Partners) DN (Credit Suisse
    LOC) (A-1+, VMIG-1)
    3.85%(1)............  06/07/97    1,600      1,600,000
  Knox County IDRB (Professional
    Plaza Project) DN (Credit
    Suisse LOC) (VMIG-1)
    3.85%(1)............  06/07/97    2,800      2,800,000
  Memphis GO Series A DN
    (Westdeutsche Landesbank
    Girozentrale LOC)
    (A-1+, VMIG-1)
    3.90%(1)............  06/07/97    2,500      2,500,000
  Metropolitan Government
    Nashville Davidson County
    Health & Education Board
    (Harpeth Hall School Project)
    DN (Suntrust Bank LOC)
    (VMIG-1)
    3.95%(1)............  06/07/97      500        500,000
  Metropolitan Nashville Airport
    Improvement Bonds DN (Societe
    Generale LOC)
    (A-1+, VMIG-1)
    3.95%(1)............  06/07/97    6,800      6,800,000
  Montgomery County Public
    Building Authority Pooled
    Financing GO (Montgomery
    County Loan Pool) Series 1995
    DN (NationsBank LOC) (A-1+,
    VMIG-1)
    3.95%(1)............  06/07/97    5,000      5,000,000
  Montgomery County Public
    Building Authority Pooled
    Financing GO (Montgomery
    County Loan Pool) Series 1996
    DN (NationsBank LOC) (A-1,
    VMIG-1)
    3.95%(1)............  06/07/97    3,000      3,000,000

------------------
(1) Variable Rate

                               MUNIFUND PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
  -------------------    --------   -------   -----------
TENNESSEE (CONTINUED)
  Montgomery County Public Building
    Authority Pooled Financing GO
    (Tennessee County Loan Pool)
    Series 1995 DN (NationsBank LOC)
    (A-1, VMIG-1)
    3.95%(1)............  06/07/97  $ 7,000   $  7,000,000
  Rutherford Industrial
    Development Board (Square D
    Company) DN (Societe Generale
    LOC) (VMIG-1)
    3.90%(1)............  06/07/97    3,100      3,100,000
  Shelby County GO TECP
    (Landesbank Hessen LOC) (A-1+,
    P-1)
    4.00%...............  06/25/97   13,500     13,500,000
  Washington County IDRB
    (Springbrook Properties
    Project) Series 1996 DN
    (Suntrust Bank LOC)
    (A-1+, VMIG-1)
    3.95%(1)............  06/07/97    3,150      3,150,000
                                              ------------
                                                80,750,000
                                              ------------
TEXAS -- 12.92%
  Bexar Army Retirement Health
    Facilities Development
    Authority Series 1985B DN
    (Rabo Bank Nederland LOC)
    (A-1+, VMIG-1)
    3.85%(1)............  06/07/97      700        700,000
  Board of Regents of Texas
    A & M University TECP
    (A-1+, P-1)
    3.80%...............  09/17/97   16,000     16,000,000
  Board of Regents of The
    University of Texas Series A
    TECP (A-1+, P-1)
    3.80%...............  09/26/97   10,000     10,000,000
  City of Houston Series A TECP
    (A-1+, P-1)
    3.45%...............  06/17/97   11,000     11,000,000
    3.75%...............  09/16/97   10,600     10,600,000
    3.80%...............  09/17/97   10,000     10,000,000
    3.75%...............  09/25/97    8,400      8,400,000
    3.80%...............  09/25/97    2,000      2,000,000
  Harris County GO Series A TECP
    (A-1+, P-1)
    3.80%...............  09/26/97    3,988      3,988,000

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
   ------------------    --------   -------   -----------
TEXAS (CONTINUED)
  Harris County Health Facilities
    Development Authority Hospital
    RB (Memorial Hospital System
    Project) Series 1997B DN
    (Societe Generale LOC)
    (A-1+, VMIG-1)
    3.85%(1)............  06/07/97  $ 4,600   $  4,600,000
  Harris County Health Facilities
    Development Authority Hospital
    RB (San Jacinto Methodist
    Hospital Project) (Morgan
    Guaranty LOC) (VMIG-1)
    3.55%...............  06/02/97    9,000      9,000,000
  Harris County Toll Road
    Unlimited Tax Bonds Series G
    DN (Morgan Guaranty LOC)
    (A-1+, VMIG-1)
    3.85%(1)............  06/07/97    1,900      1,900,000
  Nueces County Health Facilities
    Authority (Driscoll Children's
    Hospital) DN (Barclays Bank
    LOC) (VMIG-1)
    4.05%(1)............  06/07/97    2,750      2,750,000
  Texas TRAN (SP-1+, MIG-1)
    4.75%...............  08/29/97   15,000     15,030,240
                                              ------------
                                               105,968,240
                                              ------------
UTAH -- 0.54%
  Intermountain Power Agency Power
    Supply RB Series 1985E (Swiss
    Bank LOC) (A-1+, VMIG-1)
    3.50%...............  09/15/97    4,400      4,400,000
                                              ------------
VERMONT -- 0.22%
  Vermont Educational & Health
    Buildings Finance Agency
    Hospital RB (VHA of New
    England Capital Asset
    Financing Program) Series
    1985C DN (Mellon LOC) (A-1)
    3.85%(1)............  06/07/97    1,800      1,800,000
                                              ------------
VIRGINIA -- 1.30%
  Hampton Roads Regional Jail
    Authority (Regional Jail
    Facility Project) Series 1996B
    DN (Wachovia Bank LOC)
    (A-1+, VMIG-1)
    3.90%(1)............  06/07/97      700        700,000

---------------
(1) Variable Rate

                               MUNIFUND PORTFOLIO
                      Statement of Net Assets (Concluded)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
------------------------ ---------  -------   ------------
VIRGINIA (CONTINUED)
Louisa County IDA (Pooled
Financing) DN (NationsBank LOC)
(A-1, VMIG-1)
    3.95%(1)............  06/07/97  $ 1,500   $  1,500,000
  Lynchburg IDA Hospital RB (VHA
    Mid-Atlantic States Capital
    Asset Fund) Series 1985F DN
    (Mellon LOC) (A-1, VMIG-1)
    3.85%(1)............  06/07/97    1,100      1,100,000
  Lynchburg IDA Hospital RB (VHA
    Mid-Atlantic States Capital
    Asset Fund) Series 1985G DN
    (Mellon LOC) (A-1, VMIG-1)
    3.85%(1)............  06/07/97    2,100      2,100,000
  Roanoke IDA Hospital RB (Roanoke
    Memorial Hospital Project)
    Series C DN (Morgan Guaranty
    LOC)
    (A-1)
    4.00%(1)............  06/07/97    5,300      5,300,000
                                              ------------
                                                10,700,000
                                              ------------
WEST VIRGINIA -- 0.37%
  Marshall County PCRB (PPG
    Industries Project) DN (A-1,
    VMIG-1)
    4.10%(1)............  06/07/97    3,000      3,000,000
                                              ------------
WISCONSIN -- 3.00%
  Carlton County PCRB (Wisconsin
    Power & Light Company Project)
    Series B DN (A-1+, P-1)
    4.00%(1)............  06/01/97   11,100     11,100,000
  Wisconsin GO TECP
    (A-1+, P-1)
    3.55%...............  06/19/97   13,504     13,504,000
                                              ------------
                                                24,604,000
                                              ------------
WYOMING -- 5.21%
  Converse County PCRB (Pacificorp
    Project) (Union Bank of
    Switzerland LOC) (A-1+,
    VMIG-1)
    4.10%...............  06/16/97   22,485     22,485,000

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
------------------------ ---------  -------   ------------
WYOMING (CONTINUED)
  Sweetwater County PCRB (Chevron
    Project) (A-1+, VMIG-1)
    3.80%...............  06/15/97  $ 6,850   $  6,850,000
  Sweetwater County PCRB
    (Pacificorp Project) DN (Bank
    of New York LOC) (A-1, VMIG-1)
    4.05%(1)............  06/01/97   13,400     13,400,000
                                              ------------
                                                42,735,000
                                              ------------

TOTAL INVESTMENTS IN SECURITIES
  (Cost $818,265,527*)............    99.76%   818,265,527
OTHER ASSETS IN EXCESS OF
  LIABILITIES.....................      0.24     1,995,460
                                     -------  ------------
NET ASSETS (Equivalent to $1.00
  per share based on 755,147,170
  MuniFund Shares and 65,201,636
  MuniFund Dollar Shares
  outstanding)....................   100.00%  $820,260,987
                                     =======  ============
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER SHARE
  ($820,260,987 / 820,348,806)..............         $1.00
                                                     =====

---------------
* Aggregate cost for federal income tax purposes is substantially the same.
(1) Variable rate


                               MUNIFUND PORTFOLIO
                           SUPPLEMENTARY INFORMATION
                               Maturity Schedule
                                  May 31, 1997

         MATURITY
          PERIOD            PAR          PERCENTAGE
      --------------    ------------     ----------
          1- 30 Days    $598,586,506        73.2%
         61- 90 Days      46,650,000         5.7
         91-120 Days     154,985,000        18.9
        121-150 Days       5,000,000         0.6
       Over 150 Days      13,000,000         1.6
                      Average Weighted Maturity -- 35 Days
 ---------------------------------------------------------

                See accompanying notes to financial statements.

                               MUNICASH PORTFOLIO
                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                            Statement of Net Assets

                                  May 31, 1997
                                  (Unaudited)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
     --------------      ---------  --------  ------------
ARIZONA - 0.88%
  Phoenix IDRB (Leggett & Platt
    Incorporated Project) AMT
    (Wachovia Bank LOC)
    4.00%(1)............  06/07/97  $  5,170  $  5,170,000
                                              ------------
ARKANSAS -- 2.04%
  Hope City Solid Waste Disposal
    RB (Temple-Inland Forest
    Products Corporation Project)
    AMT (A-1, P-1)
    3.60%...............  06/27/97     7,900     7,900,000
  Independence County IDRB
    (Townsends of Arkansas
    Incorporated Project) AMT
    (Rabo Bank Nederland LOC)
    3.90%(1)............  06/07/97     4,000     4,000,000
                                              ------------
                                                11,900,000
                                              ------------
CALIFORNIA -- 0.94%
  California Solid Waste Disposal
    RB (Shell Oil Company Project)
    AMT (P-1)
    4.05%(1)............  06/02/97     5,500     5,500,000
                                              ------------
COLORADO -- 2.62%
  City & County of Denver Airport
    System Subordinated Revenue
    Bonds AMT (Sanwa Bank LOC)
    (A-1, P-1)
    3.85%...............  08/15/97     9,070     9,070,000
  Colorado Housing Finance
    Authority IDRB (Dawn Baker Boy
    Incorporated Project) AMT (FNB
    Chicago LOC)
    4.25%(1)............  06/07/97     1,255     1,255,000
  Colorado Student Obligation Bond
    Authority (Student Loan
    Revenue Bonds) AMT (Student
    Loan Marketing Association
    LOC)
    (A-1+, VMIG-1)
    3.95%(1)............  06/07/97     5,000     5,000,000
                                              ------------
                                                15,325,000
                                              ------------
DELAWARE -- 0.60%
  Delaware Economic Development
    Authority PCRB (Delmarva Power
    & Light Company Project)
    Series 1988 AMT
    (A-1, VMIG-1)
    4.15%(1)............  06/01/97     3,500     3,500,000
                                              ------------

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
     --------------      --------   -------   -----------
FLORIDA -- 0.34%
  Sunshine State Governmental
    Financing Commission
    (Government Financing Program)
    TECP (A-1+)
    3.45%...............  06/13/97  $  2,000  $  2,000,000
                                              ------------
GEORGIA -- 5.89%
  Bulloch County Development
    Authority IDRB (Gold Kist
    Incorporated Project) Series
    1995 AMT
    (Wachovia Bank LOC)
    4.00%(1)............  06/07/97     4,700     4,700,000
  Burke County Development
    Authority PCRB (Georgia Power
    & Light Company Vogtle
    Project) DN
    4.00%(1)............  06/01/97     4,385     4,385,000
  Burke County PCRB (Georgia Power
    Company Vogtle Project) DN
    (A-1, VMIG-1)
    4.20%(1)............  06/01/97     7,000     7,000,000
  Burke County PCRB (Oglethorpe
    Power Company Project) MB
    (AMBAC Insurance)
    3.60%...............  12/01/97     2,500     2,500,000
  Cobb County IDRB (John W. Rooker
    Company Project) AMT (First
    Union Bank LOC)
    4.10%(1)............  06/07/97     2,200     2,200,000
  Decatur County & Bainbridge IDRB
    (Thomas & Betts Corporation
    Project) AMT (Wachovia Bank
    LOC)
    4.00%(1)............  06/07/97     3,500     3,500,000
  Dekalb County Housing Finance
    Authority Multifamily Housing
    (Eagle Trace Apartments
    Project) AMT (Society National
    Bank of Cleveland LOC) (A-1)
    4.10%(1)............  06/07/97     4,675     4,675,000
  Effingham County Development
    Authority PCRB (Savannah
    Electric & Power Company
    Project) DN (A-1, VMIG-1)
    4.20%(1)............  06/01/97     3,000     3,000,000

-----------------
(1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
     --------------      --------   -------   -----------
GEORGIA (CONTINUED)
Haralson County Development
Authority IDRB (Gold Kist
Incorporated Project) Series 1995
AMT
(Wachovia Bank LOC)
    4.00%(1)............  06/07/97  $  2,500  $  2,500,000
                                              ------------
                                                34,460,000
                                              ------------
  ILLINOIS -- 15.93%
  Belvidere IDRB (R&D Thiel
    Incorporated Project) AMT
    (First Bank Systems, N.A. LOC)
    (A-1)
    4.15%(1)............  06/07/97     1,890     1,890,000
  Chicago IDRB (Enterprise Center
    IX Project) AMT (ABN-AMRO Bank
    N.V. LOC) (A-1+)
    4.15%(1)............  06/07/97     4,750     4,750,000
  Chicago IDRB (Enterprise Center
    VII Project) AMT (ABN-AMRO
    Bank N.V. LOC) (A-1+)
    4.15%(1)............  06/07/97     7,200     7,200,000
  Chicago IDRB (Goose Island Beer
    Company, Project) AMT (First
    Bank Systems, N.A. LOC
    4.20%(1)............  06/07/97     1,300     1,300,000
  Chicago O'Hare International
    Airport (American Airlines)
    Series 1983D DN (Sanwa Bank
    LOC) (VMIG-1)
    4.05%(1)............  06/01/97     7,000     7,000,000
  Illinois Development Finance
    Authority (Azteca Foods
    Project Incorporated) AMT
    (ABN-AMRO Bank N.V. LOC)
    (A-1+)
    4.15%(1)............  06/07/97     3,800     3,800,000
  Illinois Development Finance
    Authority IDRB (Bhagvan H.
    Patel Project) AMT (Bank One
    Columbus LOC) (A-1+)
    4.05%(1)............  06/07/97     2,405     2,405,000
  Illinois Development Finance
    Authority IDRB (Big Bolt
    Corporation Project) AMT
    (ABN-AMRO Bank N.V. LOC)
    4.35%(1)............  06/07/97     2,000     2,000,000
  Illinois Development Finance
    Authority IDRB (Citizens
    Utility Company Project)
    AMT (A-1+)
    4.15%(1)............  06/07/97     6,000     6,000,000

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
     --------------      --------   -------   -----------
ILLINOIS (CONTINUED)
  Illinois Development Finance
    Authority IDRB (Henry Valve
    Company Project) Series 1995
    AMT (ABN-AMRO Bank N.V. LOC)
    (A-1+)
    4.15%(1)............  06/07/97  $  4,475  $  4,475,000
  Illinois Development Finance
    Authority IDRB (Prairie
    Packaging Incorporated
    Project) AMT (ABN-AMRO Bank
    N.V. LOC) (A-1+)
    4.15%(1)............  06/07/97     5,000     5,000,000
  Illinois Development Finance
    Authority IDRB (Royal
    Continental Box Project)
    Series B AMT (ABN-AMRO Bank
    N.V. LOC) (A-1+)
    4.15%(1)............  06/07/97     3,450     3,450,000
  Illinois Development Finance
    Authority RB (La Salle
    Foundation Project) DN (FNB
    Chicago LOC) (A-1+)
    4.00%(1)............  06/07/97     7,500     7,500,000
  Illinois Health Facilities
    Authority RB (Evanston
    Hospital Corporation Project)
    (A-1+, VMIG-1)
    3.85%...............  10/15/97     5,000     5,000,000
  Illinois Housing Development
    Finance Authority RB
    Homeownership Mortgage Bonds
    AMT (Morgan Stanley Group LOC)
    (A-1+, VMIG-1)
    3.70%...............  12/18/97     4,300     4,300,000
  Lake County IDRB (Northpoint
    Project) AMT (Bank One
    Columbus LOC) (A-1+)
    4.05%(1)............  06/07/97     6,000     6,000,000
  Naperville Economic Development
    Authority (Independence
    Village Associates) DN
    (National City Bank LOC)
    4.05%(1)............  06/07/97     2,915     2,915,000
  Sangamon County IDRB (Contech
    Construction Project
    Incorporated) Series 1992 AMT
    (Mellon LOC) (VMIG-1)
    4.05%(1)............  06/07/97     3,200     3,200,000

 -----------------
 (1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
     --------------      --------   -------   -----------
ILLINOIS (CONTINUED)
Sangamon County IDRB (Contech
Construction Project Incorporated)
Series 1994 AMT (Mellon LOC)
(VMIG-1)
    4.05%(1)............  06/07/97  $  4,000  $  4,000,000
  Sangamon County IDRB (Contech
    Construction Project
    Incorporated) Series 1997 AMT
    (Mellon LOC)
    4.10%(1)............  06/07/97     1,500     1,500,000
  Southwestern Illinois
    Development Authority
    Environmental Improvement RB
    (Shell Oil Company Wood River
    Project) Series 1995 AMT
    (A-1+, VMIG-1)
    4.25%(1)............  06/01/97     1,000     1,000,000
  Southwestern Illinois
    Development Authority Solid
    Waste Disposal RB (Shell Oil
    Company Wood River Project)
    Series 1992 AMT (A-1+, VMIG-1)
    4.25%(1)............  06/01/97     5,700     5,700,000
  Village of North Aurora IDRB
    (Oberweis Dairy Incorporated
    Project) Series 1995 AMT
    (ABN-AMRO Bank N.V. LOC)
    (A-1+, VMIG-1)
    4.15%(1)............  06/07/97     2,800     2,800,000
                                              ------------
                                                93,185,000
                                              ------------
INDIANA -- 2.05%
  Indiana Development Finance
    Authority IDRB (Enterprise
    Center V Project) Series 1992
    AMT (ABN-AMRO Bank N.V. LOC)
    (A-1+)
    4.15%(1)............  06/07/97     5,000     5,000,000
  Indianapolis Economic
    Development Authority RB
    (White Arts, Incorporated
    Project) AMT (Fifth Third Bank
    LOC)
    4.05%(1)............  06/07/97     5,000     5,000,000
  Jasper County Economic
    Development RB (Wabash Valley
    Produce Project) AMT (Bank One
    Columbus LOC)
    4.05%(1)............  06/07/97     2,000     2,000,000
                                              ------------
                                                12,000,000
                                              ------------

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
     --------------      --------   -------   -----------
KANSAS -- 0.43%
  Shawnee Private Activity RB
    (Simmons Company Project) AMT
    (Sun Trust LOC) (A-1+, VMIG-1)
    4.00%(1)............  06/07/97  $  2,500  $  2,500,000
                                              ------------
KENTUCKY -- 6.93%
  City of Maysville Solid Waste
    Disposal Facilities Revenue
    Bonds (Inland Container
    Corporation Project) Series
    1992 AMT (A-1, P-1)
    3.95%...............  06/27/97     2,800     2,800,000
    3.90%...............  09/09/97     5,165     5,165,000
    3.90%...............  09/19/97     7,035     7,035,000
  Davies County Solid Waste
    Disposal Facilities (Scott
    Paper Company Project) Series
    1993A AMT
    (Morgan Guaranty LOC)
    (A-1+, VMIG-1)
    4.15%(1)............  06/01/97    21,500    21,500,000
  Elsmere IDRB (International Mold
    Steel, Incorporated Project)
    AMT (Star Banc Corp. LOC)
    4.13%(1)............  06/07/97     2,000     2,000,000
  Kentucky State Housing Finance
    Authority Series D RB
    (A-1+, VMIG-1)
    4.00%...............  12/31/97     2,000     2,000,000
                                              ------------
                                                40,500,000
                                              ------------
LOUISIANA -- 1.04%
  Calcasieu Parish IDRB (Citgo
    Petroleum Corporation Project)
    Series 1994 AMT (Banque
    Nationale de Paris LOC)
    (A-1+, VMIG-1)
    4.35%(1)............  06/01/97     6,100     6,100,000
                                              ------------
MAINE -- 0.51%
  City of Portland Revenue
    Obligation Securities (Barber
    Foods Project) Series 1996 AMT
    (Society National Bank of
    Cleveland LOC)
    4.25%(1)............  06/07/97     3,000     3,000,000
                                              ------------
MARYLAND -- 1.86%
  Baltimore IDRB (Wicomico
    Industrial Center Facility)
    AMT (First Union Bank LOC)
    (A-1)
    3.80%(1)............  06/07/97     3,300     3,300,000

-----------------
(1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
     --------------      --------   -------   -----------
MARYLAND (CONTINUED)
Maryland State Economic
Development Corporation RB
(Atlantic Pharmaceutical Services
Incorporated) AMT (FNB Maryland
LOC) (A-1)
    4.24%(1)............  06/07/97  $  5,500  $  5,500,000
  Wicomico County Economic
    Development RB (Plymouth Tube
    Company Project) AMT (FNB
    Chicago LOC)
    (VMIG-1)
    4.15%(1)............  06/07/97     2,100     2,100,000
                                              ------------
                                                10,900,000
                                              ------------
MASSACHUSETTS -- 0.58%
  Massachusetts Health &
    Educational Facilities
    Authority (Capital Asset
    Program) Series G DN (Credit
    Suisse LOC) (A-1+, VMIG-1)
    3.60%(1)............  06/07/97     3,400     3,400,000
                                              ------------
MICHIGAN -- 1.28%
  Delta County Education
    Environmental Improvement RB
    (Mead Escanah Project) DN
    (A-1+)
    4.00%(1)............  06/01/97     2,000     2,000,000
  Michigan State Strategic Fund RB
    (Pioneer Metal Finishing
    Company Project) AMT (National
    City Bank of Cleveland LOC)
    (A-1)
    4.05%(1)............  06/07/97     5,500     5,500,000
                                              ------------
                                                 7,500,000
                                              ------------
NEBRASKA -- 0.22%
  Stanton County IDRB (Nucor
    Corporation Project) AMT
    (A-1+, P-1)
    4.00%(1)............  06/07/97     1,300     1,300,000
                                              ------------
NEW JERSEY -- 4.76%
  Essex County Public Improvement
    Authority RB (County Asset
    Sale Project) DN (Morgan
    Guaranty LOC) (VMIG-1)
    3.75%(1)............  06/07/97     2,500     2,500,000
  Hopewell Township BAN
    4.25%...............  05/22/98     1,000     1,002,791
  Middlesex County BAN
    3.90%...............  06/25/97     1,000     1,000,032

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
     --------------      --------   -------   -----------
NEW JERSEY (CONTINUED)
  Morris County BAN
    (SP-1+, VMIG-1)
    3.97%...............  08/08/97  $  3,000  $  3,000,212
  New Jersey Sports & Exhibition
    Authority Series 1992C DN
    (MBIA Insurance) (A-1+)
    3.65%(1)............  06/07/97    10,050    10,050,000
  New Jersey State Economic
    Development Authority RB
    (Hillcrest Health Services
    Systems Project) DN
    (Industrial Bank of Japan LOC)
    (A-1, VMIG-1)
    3.85%(1)............  06/07/97     3,700     3,700,000
  New Jersey Turnpike Authority RB
    Series 1991D DN (Societe
    Generale LOC)
    (A-1+, VMIG-1)
    3.70%(1)............  06/07/97     4,100     4,100,000
  Princeton Township BAN
    4.375%..............  08/27/97     1,000     1,001,332
  Salem County PCRB (Public
    Service Electric & Gas Company
    Project) AMT (MBIA Insurance)
    (A-1+, VMIG-1)
    3.70%(1)............  06/07/97     1,500     1,500,000
                                              ------------
                                                27,854,367
                                              ------------
NEW YORK -- 5.95%
  City of New York Municipal
    Assistance Corporation (Public
    Benefit Corporation of The
    State of New York) TECP (A-1+,
    P-1)
    3.65%...............  06/02/97    15,800    15,800,000
  New York State Energy, Research
    & Development Authority PCRB
    (Niagara Mohawk Power
    Corporation) Series 1987B AMT
    (Morgan Guaranty LOC) (A-1+)
    4.25%(1)............  06/01/97     9,000     9,000,000
  New York State Housing Finance
    Authority RB (250 West 50th
    Street Project) AMT (Fleet
    Bank LOC) (VMIG-1)
    3.90%(1)............  06/07/97    10,000    10,000,000
                                              ------------
                                                34,800,000
                                              ------------

-----------------
(1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
     --------------      --------   -------   -----------
NORTH DAKOTA -- 0.53%
  Mercer County Solid Waste
    Disposal RB (United Power
    Association Project) AMT
    (A-1+, P-1)
    3.55%...............  09/02/97  $  3,100  $  3,100,000
                                              ------------
OHIO -- 12.71%
  Clermont County Health
    Facilities Authority RB (Mercy
    Health System Project) Series
    1993A (Credit Suisse LOC)
    (VMIG-1)
    3.85%(1)............  06/07/97     8,400     8,400,000
  Clermont County Hospital
    Facilities Authority RB (Mercy
    Health System Project) Series
    1994B DN (A-1, VMIG-1)
    3.85%(1)............  06/07/97     3,500     3,500,000
  Cleveland School District RAN
    (AMBAC Insurance) (SP-1+, MIG)
    4.50%...............  06/01/97     5,000     5,000,000
  Greene County BAN GO Bonds
    4.40%...............  06/04/97     1,782     1,782,068
    4.50%...............  06/04/97     3,300     3,300,088
    4.00%...............  03/26/98     3,747     3,752,833
    4.10%...............  03/26/98     2,000     2,005,193
    4.50%...............  05/07/98     5,000     5,020,121
  Hamilton County BAN
    4.20%...............  06/13/97     7,480     7,480,708
  Lucas County Health Facilities
    Authority RB (Lutheran Homes
    Society Project) DN (Bank One
    Columbus LOC) (A-1+)
    3.95%(1)............  06/07/97     3,300     3,300,000
  Ohio Air Quality Development
    Authority (JMG Funding
    Company) Series 1994A AMT
    (Societe Generale LOC) (A-1+,
    VMIG-1)
    3.90%(1)............  06/07/97     9,200     9,200,000
  Ohio Air Quality Development
    Authority (JMG Funding
    Company) Series 1995 AMT
    (Societe Generale LOC) (A-1)
    3.90%(1)............  06/07/97     3,100     3,100,000
  Ohio Air Quality Development
    Authority PCRB (Duquesne Light
    Company Project) TECP AMT
    (A-1+)
    3.50%...............  06/13/97     1,000     1,000,000

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
     --------------      --------   -------   -----------
OHIO (CONTINUED)
  Ohio Air Quality Development
    Authority PCRB (PPG Industries
    Incorporated) Series 1988A DN
    (A-1)
    4.10%(1)............  06/07/97  $  4,500  $  4,500,000
  Ohio Air Quality Development
    Authority PCRB (Timken Company
    Project) Series 1992 DN
    (Credit Suisse LOC) (A-1+,
    P-1)
    3.90%(1)............  06/07/97     1,700     1,700,000
  Rocky River BAN
    4.15%...............  09/05/97     1,000     1,000,707
  Stark County BAN
    4.12%...............  06/19/97     2,000     2,000,208
  Toledo City Services Special
    Assessment GO Notes RB DN
    (Canadian Imperial Bank LOC)
    (VMIG-1)
    3.90%(1)............  06/07/97     3,000     3,000,000
  Toledo GO Notes
    4.50%...............  10/15/97     4,000     4,008,746
  Village of Evandale (SHV Real
    Estate Incorporated Project)
    DN (Algemene LOC) (P-1)
    3.80%(1)............  06/07/97     1,300     1,300,000
                                              ------------
                                                74,350,672
                                              ------------
OKLAHOMA -- 3.08%
  Garfield County IDA PCRB
    (Oklahoma Gas & Electric
    Company) DN (A-1+, VMIG-1)
    3.95%(1)............  06/07/97    10,000    10,000,000
  Oklahoma State Health Systems
    IDRB (Baptist Medical Center
    of Oklahoma Incorporated
    Project) DN Series A (A-1+,
    VMIG-1)
    4.00%(1)............  06/07/97     8,000     8,000,000
                                              ------------
                                                18,000,000
                                              ------------
OREGON -- 0.43%
  Oregon State Housing Authority
    Community Services Department
    Mortgage Revenue Bonds (Single
    Family Mortgage Program)
    Series C AMT (Escrowed in U.S.
    Treasuries LOC) (VMIG-1)
    4.05%...............  05/15/98     2,500     2,500,000
                                              ------------

 -----------------
 (1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
     --------------      --------   -------   -----------
PENNSYLVANIA -- 2.70%
  Berks County IDA (Continental
    Assurance Company) Series 1982
    DN (A-1+)
    3.85%(1)............  06/07/97  $  2,800  $  2,800,000
  Elk County IDRB (Willamette
    Industries Incorporated
    Project) AMT (Deutsche Bank
    LOC) (A-1)
    3.95%(1)............  06/07/97    13,000    13,000,000
                                              ------------
                                                15,800,000
                                              ------------
RHODE ISLAND -- 0.84%
  Rhode Island Housing & Mortgage
    Authority Finance Corporation
    Home Ownership Opportunity
    Bonds Series 22-A AMT (FGIC
    Insurance) (A-1+,VMIG-1)
    3.70%...............  12/02/97     4,900     4,900,000
                                              ------------
SOUTH CAROLINA -- 1.03%
  Chesterfield County IDRB (Culp
    Incorporated Project) AMT
    (Wachovia Bank LOC)
    4.00%(1)............  06/07/97     6,000     6,000,000
                                              ------------
TENNESSEE -- 3.15%
  Chattanooga IDRB (Southern
    Foundry Supply Company
    Project) AMT (Sun Trust LOC)
    4.00%(1)............  06/07/97     3,000     3,000,000
  City of Henderson IDRB (Premier
    Manufacturing Corporation
    Project) AMT (National City
    Bank LOC)
    4.10%(1)............  06/07/97     5,300     5,300,000
  Jackson City IDRB (Quadion
    Corporation Project) AMT
    (First Bank Systems, N.A. LOC)
    (A-1)
    4.10%(1)............  06/07/97     3,800     3,800,000
  Knox County IDRB (Travis Meats,
    Incorporated Project) AMT (Sun
    Trust LOC)
    4.05%(1)............  06/07/97     1,800     1,800,000
  Morristown IDRB (BOS Automotive
    Products, Incorporated
    Project) AMT (Bayerische
    Landesbank Girozentrale LOC)
    4.00%(1)............  06/07/97     2,000     2,000,000

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
     --------------      --------   -------   -----------
TENNESSEE (CONTINUED)
  Tennessee Housing Development
    Authority (Homeownership
    Program) Series 3 AMT
    (Escrowed in U.S. Treasuries
    LOC) (A-1+, VMIG-1)
    3.75%...............  02/19/98  $  2,500  $  2,500,000
                                              ------------
                                                18,400,000
                                              ------------
TEXAS -- 15.20%
  Angelina & Neches River
    Authority Solid Waste Disposal
    Revenue Bonds (Temple-Eastex
    Incorporated Project) AMT
    (P-1)
    4.10%...............  08/14/97     7,450     7,450,000
    3.90%...............  09/09/97     8,650     8,650,000
  Brazos River Harbor Navigation
    District (Dow Chemical Company
    Project) Series 1993 AMT (A-1)
    4.35%(1)............  06/01/97    14,800    14,800,000
  Brownsville County IDRB (Rich-
    Seapak Corporation Project)
    AMT (Sun Trust LOC)
    4.00%(1)............  06/07/97     2,500     2,500,000
  City of Haltom IDRB (Molded
    Products Company Project)
    Series 1995 AMT (ABN-AMRO Bank
    N.V. LOC) (A-1+)
    4.15%(1)............  06/07/97     3,450     3,450,000
  Gulf Coast IDA (Texas Marine
    Terminal Project) AMT (A-1+,
    VMIG-1)
    4.25%(1)............  06/01/97     6,000     6,000,000
  Gulf Coast Waste Disposal
    Authority PCRB (Amoco Oil
    Incorporated Project) Series
    1994 AMT (A-1+, VMIG-1)
    4.25%(1)............  06/01/97     9,000     9,000,000
  Harris County IDRB (Deer Park
    Limited Project) AMT
    (A-1, VMIG-1)
    4.35%(1)............  06/01/97     1,900     1,900,000
  Matagorda County Navigational
    District (Houston Power &
    Light Company) AMT (AMBAC
    Insurance) (VMIG-1)
    4.15%(1)............  06/01/97    11,300    11,300,000

-----------------
(1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
     --------------      --------   -------   -----------
TEXAS (CONTINUED)
McKinney City IDRB (Delta
Dailyfood Texas Incorporated
Project) AMT (Rabo Bank Nederland
LOC)
    4.00%(1)............  06/07/97  $  7,500  $  7,500,000
  Montgomery County IDRB (Sawyer
    Research Products
    Incorporated) AMT (Society
    National Bank of Cleveland
    LOC)
    4.25%(1)............  06/07/97     1,915     1,915,000
  Port of Corpus Christi Sewage &
    Solid Waste Disposal RB (Citgo
    Petroleum Corporation Project)
    Series 1996 AMT (Banque
    Nationale de Paris LOC)
    (VMIG-1)
    4.35%(1)............  06/01/97     5,400     5,400,000
  South Texas Higher Education
    Authority AMT (MBIA Insurance)
    (VMIG-1)
    3.95%(1)............  06/07/97     5,000     5,000,000
  Texas TRAN (SP-1+, MIG-1)
    4.75%...............  08/29/97     4,000     4,008,090
                                              ------------
                                                88,873,090
                                              ------------
UTAH -- 0.43%
  Intermountain Power Agency RB
    Series 1985F (Morgan Guaranty
    LOC)
    (A-1+, VMIG-1)
    3.93%...............  06/16/97     2,500     2,500,000
                                              ------------
WASHINGTON -- 1.01%
  Pilchuck Public Development
    Corporation Revenue Bonds
    (Holden-McDaniels Partners,
    Project) AMT (Society National
    Bank of Cleveland LOC)
    4.25%(1)............  06/07/97     2,300     2,300,000

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
     --------------      ---------  --------  ------------
WASHINGTON (CONTINUED)
  Washington State Housing Finance
    Authority Single Family
    Mortgage Revenue Bonds AMT
    (FGIC Insurance) (VMIG-1)
    3.75%...............  11/01/97  $  3,600  $  3,600,000
                                              ------------
                                                 5,900,000
                                              ------------
WEST VIRGINIA -- 2.23%
  Grant County Municipal Solid
    Waste Disposal IDRB (Virginia
    Electric Power Company
    Project) AMT (A-1, VMIG-1)
    3.55%...............  08/21/97    10,000    10,000,000
  West Virginia Economic
    Development Authority IDRB
    (North American Processing
    Company Project) AMT (National
    City Bank of Cleveland LOC)
    4.10%(1)............  06/07/97     3,050     3,050,000
                                              ------------
                                                13,050,000
                                              ------------
WISCONSIN -- 0.97%
  City of Janesville IDRB (Freedom
    Plastics Incorporated Project)
    AMT (ABN-AMRO Bank N.V. LOC)
    (A-1+)
    4.15%(1)............  06/07/97     3,200     3,200,000
  City of Mequon IDRB (Johnson
    Level Company Project) AMT
    (Bank One Columbus LOC)
    4.05%(1)............  06/07/97     2,500     2,500,000
                                              ------------
                                                 5,700,000
                                              ------------

-----------------
(1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Concluded)

                                                 VALUE
                                              ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $579,968,129*)............    99.16%  $579,968,129
OTHER ASSETS IN EXCESS OF
  LIABILITIES.....................      0.84     4,893,002
                                     -------  ------------
NET ASSETS (Equivalent to $1.00
  per share based on 482,186,419
  MuniCash Shares and 102,843,395
  MuniCash Dollar Shares
  outstanding)....................   100.00%  $584,861,131
                                     =======  ============

NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE
PER SHARE
  ($584,861,131 / 585,029,814)..............         $1.00
                                                     =====
---------------
* Aggregate cost for federal income tax purposes is
  substantially the same. Market value of securities
  subject to federal alternative minimum tax is 69.44% of
  the total market value.
(1) Variable rate.
--------------------------------------------------------

                               MUNICASH PORTFOLIO
                           SUPPLEMENTARY INFORMATION
                               Maturity Schedule
                                  May 31, 1997

       MATURITY
        PERIOD            PAR          PERCENTAGE
    --------------    ------------     ----------
        1- 30 Days    $477,397,034        82.3%
       61- 90 Days      34,520,000         6.0
       91-120 Days      24,950,000         4.3
      121-150 Days       9,000,000         1.5
     Over 150 Days      34,047,000         5.9
Average Weighted Maturity -- 31 Days
--------------------------------------------------------

             ------------------------------------------------------

INVESTMENT ABBREVIATIONS

AMT       Alternative Minimum Tax
BAN       Bond Anticipation Note
DN        Demand Note
GO        General Obligation
IDA       Industrial Development Authority
IDRB      Industrial Development Revenue Bond
LOC       Letter of Credit
MB        Municipal Bond
PCRB      Pollution Control Revenue Bond
RAN       Revenue Anticipation Note
RB        Revenue Bond
TECP      Tax-Exempt Commercial Paper
TRAN      Tax and Revenue Anticipation Note

The Moody's Investors Service, Inc. and Standard & Poor's Ratings Group ratings of the investments in the various Portfolios are believed to be the most recent ratings available at May 31, 1997.

                See accompanying notes to financial statements.

                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                            Statements of Operations

                         Six Months Ended May 31, 1997
                                  (Unaudited)

                                                                                                        MUNIFUND       MUNICASH
                                                                                                        PORTFOLIO     PORTFOLIO
                                                                                                       -----------    ----------
Investment income:
    Interest income..................................................................................  $12,551,654    $8,358,083
                                                                                                       -----------    -----------
Expenses:
    Investment advisory fee..........................................................................      613,129       395,200
    Administration fee...............................................................................      613,129       395,200
    Trustees' fees and officer's salary..............................................................       45,800        25,974
    Transfer agent fee...............................................................................       36,807        21,402
    Custodian fee....................................................................................       72,729        52,179
    Shareholder computer access program..............................................................        6,694         6,400
    Legal and audit..................................................................................       29,599        21,902
    Registration expenses............................................................................       15,378        14,630
    Printing.........................................................................................        9,000         6,542
    Other............................................................................................       17,820         8,278
                                                                                                       -----------    -----------
                                                                                                         1,460,085       947,707
    Less fees waived.................................................................................     (514,801)     (541,310)
                                                                                                       -----------    -----------
                                                                                                           945,284       406,397
    Service Organization fees -- Dollar Shares.......................................................       74,553       128,448
                                                                                                       -----------    -----------
         Total expenses..............................................................................    1,019,837       534,845
                                                                                                       -----------    -----------
    Net investment income............................................................................   11,531,817     7,823,238
                                                                                                       -----------    -----------
Realized and unrealized gain (loss) on investments:
    Net realized loss from security transactions.....................................................      (18,423)       (2,000)
    Increase in amortized market discount............................................................          690            --
                                                                                                       -----------    -----------
    Net loss on investments..........................................................................      (17,733)       (2,000)
                                                                                                       -----------    -----------
    Net increase in net assets resulting from operations.............................................  $11,514,084    $7,821,238
                                                                                                       ===========    ===========

                See accompanying notes to financial statements.

                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                      Statements of Changes in Net Assets

                                                           MUNIFUND PORTFOLIO                        MUNICASH PORTFOLIO
                                                  -------------------------------------     -------------------------------------
                                                  SIX MONTHS ENDED       YEAR ENDED         SIX MONTHS ENDED       YEAR ENDED
                                                    MAY 31, 1997      NOVEMBER 30, 1996       MAY 31, 1997      NOVEMBER 30, 1996
                                                  ----------------    -----------------     ----------------    -----------------
                                                    (UNAUDITED)                               (UNAUDITED)
Increase (decrease) in net assets:
    Operations:
        Net investment income..................   $    11,531,817      $    24,029,392      $     7,823,238      $    14,292,759
        Net gain (loss) on investments.........           (17,733)              57,554               (2,000)               4,477
                                                  ---------------        -------------      ---------------      ---------------
          Net increase in net assets resulting
            from operations....................        11,514,084           24,086,946            7,821,238           14,297,236
                                                  ---------------        -------------      ---------------      ---------------
    Dividends to shareholders from net
      investment income:
        MuniFund Shares........................       (10,618,504)         (22,454,678)                  --                   --
        MuniFund Dollar Shares.................          (913,313)          (1,574,714)                  --                   --
        MuniCash Shares........................                --                   --           (6,144,620)         (11,053,941)
        MuniCash Dollar Shares.................                --                   --           (1,678,618)          (3,238,818)
                                                  ---------------        -------------      ---------------      ---------------
          Total dividends to shareholders......       (11,531,817)         (24,029,392)          (7,823,238)         (14,292,759)
                                                  ---------------        -------------      ---------------      ---------------
    Capital share transactions (at $1 per
      share):
        Proceeds from sale of shares...........     3,618,413,627        5,212,511,683        3,204,216,101        5,121,589,834
        Value of shares issued in reinvestment
          of dividends.........................         2,283,483            4,177,069            3,683,641            6,746,509
        Cost of shares repurchased.............    (3,392,018,405)      (5,351,938,462)      (3,006,108,112)      (5,168,334,969)
                                                  ---------------        -------------      ---------------      ---------------
          Increase (decrease) in net assets
            derived from capital share
            transactions.......................       228,678,705         (135,249,710)         201,791,630          (39,998,626)
                                                  ---------------        -------------      ---------------      ---------------
          Total increase (decrease) in net
            assets.............................       228,660,972         (135,192,156)         201,789,630          (39,994,149)
Net assets:
    Beginning of period........................       591,600,015          726,792,171          383,071,501          423,065,650
                                                  ---------------        -------------      ---------------      ---------------
    End of period..............................   $   820,260,987      $   591,600,015      $   584,861,131      $   383,071,501
                                                  ===============        =============      ===============      ===============

                See accompanying notes to financial statements.

                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                              Financial Highlights

                (For a Share Outstanding Throughout Each Period)

                                                    MUNIFUND SHARES                               MUNIFUND DOLLAR SHARES
                          -------------------------------------------------------------------   ---------------------------
                            SIX                                                                   SIX
                           MONTHS                                                               MONTHS       YEAR ENDED
                           ENDED                     YEAR ENDED NOVEMBER 30,                     ENDED      NOVEMBER 30,
                          MAY 31,    --------------------------------------------------------   MAY 31,   -----------------
                            1997       1996       1995       1994        1993         1992       1997      1996      1995
                          --------   --------   --------   --------   ----------   ----------   -------   -------   -------
                          (UNAUDITED)                                                           (UNAUDITED)
Net Asset Value,
 Beginning of Period....   $ 1.00      $ 1.00     $ 1.00     $ 1.00       $ 1.00       $ 1.00   $ 1.00     $ 1.00    $ 1.00
                          -------      ------     ------     ------       ------       ------   -----      ------    ------
Income From Investment
 Operations:
 Net Investment
   Income...............    .0165       .0326      .0360      .0255        .0224        .0285   .0152       .0301     .0335
                          -------      ------     ------     ------       ------       ------   -----      ------    ------
Less Distributions:
 Dividends to
   Shareholders from Net
   Investment Income....   (.0165)     (.0326)    (.0360)    (.0255)      (.0224)      (.0285)  (.0152)    (.0301)   (.0335)
                          -------      ------     ------     ------       ------       ------   -----      ------    ------
Net Asset Value, End of
 Period.................   $ 1.00      $ 1.00     $ 1.00     $ 1.00       $ 1.00       $ 1.00   $ 1.00     $ 1.00    $ 1.00
                          =======      ======     ======     ======       ======       ======   =====      ======    ======
Total Return............     3.35%(2)     3.31%     3.66%      2.58%        2.27%        2.89%   3.10%(2)    3.06%     3.41%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)..........  755,065     530,204    720,318    687,895    1,019,749    1,006,324   65,196     61,396     6,474
Ratio of Expenses to
 Average Daily Net
 Assets(1)..............      .27%(2)      .27%      .27%       .26%         .25%         .30%    .52%(2)     .52%      .52%
Ratio of Net Investment
 Income to Average Daily
 Net Assets.............     3.31%(2)     3.26%     3.59%      2.53%        2.24%        2.86%   3.06%(2)    3.01%     3.34%

                           1994      1993      1992
                          -------   -------   -------
Net Asset Value,
 Beginning of Period....   $ 1.00    $ 1.00    $ 1.00
                           ------    ------    ------
Income From Investment
 Operations:
 Net Investment
   Income...............    .0230     .0199     .0260
                           ------    ------    ------
Less Distributions:
 Dividends to
   Shareholders from Net
   Investment Income....   (.0230)   (.0199)   (.0260)
                           ------    ------    ------
Net Asset Value, End of
 Period.................   $ 1.00    $ 1.00    $ 1.00
                           ======    ======    ======
Total Return............     2.33%     2.02%     2.64%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)..........    2,785     6,783     1,414
Ratio of Expenses to
 Average Daily Net
 Assets(1)..............      .51%      .50%      .55%
Ratio of Net Investment
 Income to Average Daily
 Net Assets.............     2.28%     1.99%     2.61%

---------------

(1) Without the waiver of advisory and administration fees, the ratios of expenses to average daily net assets would have been 0.42% (annualized) for the six months ended May 31, 1997 and 0 .42%, 0.41%, 0.41%, 0.41% and 0.41%,
    respectively, for the years ended November 30, 1996, 1995, 1994, 1993 and 1992 for MuniFund Shares and 0.67% (annualized) for the six months ended May 31, 1997 and 0.67%, 0.66%, 0.66%, 0.66% and 0.66%, respectively, for the years ended November 30, 1996, 1995, 1994, 1993 and 1992 for MuniFund Dollar Shares.

(2) Annualized.

                See accompanying notes to financial statements.

                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                              Financial Highlights

                (For a Share Outstanding Throughout Each Period)

                                                    MUNICASH SHARES                               MUNICASH DOLLAR SHARES
                          -------------------------------------------------------------------   ---------------------------
                            SIX                                                                   SIX
                           MONTHS                                                               MONTHS       YEAR ENDED
                           ENDED                     YEAR ENDED NOVEMBER 30,                     ENDED      NOVEMBER 30,
                          MAY 31,    --------------------------------------------------------   MAY 31,   -----------------
                            1997       1996       1995       1994        1993         1992       1997      1996      1995
                          --------   --------   --------   --------   ----------   ----------   -------   -------   -------
                          (UNAUDITED)                                                           (UNAUDITED)
Net Asset Value,
 Beginning of Period....   $ 1.00      $ 1.00     $ 1.00     $ 1.00       $ 1.00       $ 1.00   $ 1.00     $ 1.00    $ 1.00
                          -------      ------     ------     ------       ------       ------   -----      ------    ------
Income From Investment
 Operations:
 Net Investment
   Income...............    .0175       .0350      .0382      .0266        .0235        .0300   .0163       .0325     .0357
                          -------      ------     ------     ------       ------       ------   -----      ------    ------
Less Distributions:
 Dividends to
   Shareholders from Net
   Investment Income....   (.0175)     (.0350)    (.0382)    (.0266)      (.0235)      (.0300)  (.0163)    (.0325)   (.0357)
                          -------      ------     ------     ------       ------       ------   -----      ------    ------
Net Asset Value, End of
 Period.................   $ 1.00      $ 1.00     $ 1.00     $ 1.00       $ 1.00       $ 1.00   $ 1.00     $ 1.00    $ 1.00
                          =======      ======     ======     ======       ======       ======   =====      ======    ======
Total Return............     3.57%(2)     3.56%     3.89%      2.69%        2.38%        3.04%   3.32%(2)    3.31%     3.64%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)..........  482,051     281,544    321,642    273,439      572,482      857,812   102,810   101,528   101,424
Ratio of Expenses to
 Average Daily Net
 Assets(1)..............      .18%(2)      .18%      .18%       .19%         .20%         .20%    .43%(2)     .43%      .43%
Ratio of Net Investment
 Income to Average Daily
 Net Assets.............     3.52%(2)     3.50%     3.83%      2.59%        2.36%        2.90%   3.27%(2)    3.25%     3.58%


                           1994      1993      1992
                          -------   -------   -------

Net Asset Value,
 Beginning of Period....   $ 1.00    $ 1.00    $ 1.00
                           ------    ------    ------
Income From Investment
 Operations:
 Net Investment
   Income...............    .0241     .0210     .0275
                           ------    ------    ------
Less Distributions:
 Dividends to
   Shareholders from Net
   Investment Income....   (.0241)   (.0210)   (.0275)
                           ------    ------    ------
Net Asset Value, End of
 Period.................   $ 1.00    $ 1.00    $ 1.00
                           ======    ======    ======
Total Return............     2.44%     2.13%     2.79%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)..........   99,688    95,225    81,669
Ratio of Expenses to
 Average Daily Net
 Assets(1)..............      .44%      .45%      .45%
Ratio of Net Investment
 Income to Average Daily
 Net Assets.............     2.34%     2.11%     2.65%

---------------

(1) Without the waiver of advisory and administration fees, the ratios of expenses to average daily net assets would have been 0.42% (annualized) for the six months ended May 31, 1997 and 0.42%, 0.41%, 0.42%, 0.42% and 0.40%
    respectively, for the years ended November 30, 1996, 1995, 1994, 1993 and 1992 for MuniCash Shares and 0.67% (annualized) for the six months ended May 31, 1997 and 0.67%, 0.66%, 0.67%, 0.67% and 0.65%, respectively, for the years ended November 30, 1996, 1995, 1994, 1993 and 1992 for MuniCash Dollar Shares.
(2) Annualized.

                See accompanying notes to financial statements.

                         Notes to Financial Statements
                                  (Unaudited)

A. Municipal Fund for Temporary Investment (the Company), a Pennsylvania common law trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Company consists of two separate portfolios: MuniFund and MuniCash. The Intermediate Municipal Fund Portfolio was liquidated on April 21, 1997.

     Each portfolio has two classes of shares, one class being referred to as Dollar Shares. Dollar Shares and the other class of shares of each portfolio are identical in all respects, except that Dollar Shares are sold to institutions (Service Organizations) which provide support services to their customers who beneficially own such shares, in consideration of the Company's payment of 0.25% (on an annualized basis) of the average daily net asset value of the Dollar Shares held by the institutions for the benefit of their customers. Expenses, other than the Service Organization fee, are allocated between the two classes based on their relative assets. The Service Organization fee is an expense only of the Dollar Shares.

B. Significant accounting policies are as follows:

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements.

     Security Valuation: Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Company seeks to maintain the net asset value per share of each portfolio at $1.00.

     Dividends to Shareholders -- Dividends from net income are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Net income for dividend purposes includes interest accrued less amortization of market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually.

     Federal Taxes -- No provision is made for federal taxes as it is the Company's intention to have each portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

     Other -- Investment transactions are accounted for on the trade date, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Expenses not directly attributable to a specific portfolio of the Company are allocated among the Company's portfolios based on their relative average net assets.

C. Under agreements among the Company, PNC Bank, National Association ("PNC Bank") and PNC Institutional Management Corporation ("PIMC"), an indirect wholly-owned subsidiary of PNC Bank, PIMC manages the Company's portfolios and maintains their financial accounts. PNC Bank is the Company's sub-adviser and custodian, and PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., is the Company's transfer agent.

     Provident Distributors, Inc. ("PDI") serves as the Company's Distributor. No compensation is payable by the Company to PDI for its distribution services.

     The Company has entered into an Administration Agreement with PFPC and PDI (the "Administrators") for certain administrative services.

     In return for their advisory and administrative services, the Company pays PIMC and the Administrators each a fee, computed daily and payable monthly, based upon an annual percentage of the average daily net assets of the Company's portfolios, considered separately, as follows: .175% of the first $1 billion,
 .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .085% of the next $1 billion and .08% of net assets in excess of $7 billion.

     If expenses borne by any portfolio in any fiscal year exceed the applicable expense limitation imposed by state securities regulations, the Administrators and PIMC will each reimburse the portfolio for one-half of any excess expense up to the amount of fees payable to it (except where such regulations require reimbursement regardless of the fees payable to it).

     The Administrators and PIMC reduced their fees, on an equal basis, to the extent necessary to ensure that the ordinary operating expenses (excluding Service Organization fees) of the MuniFund Portfolio do not exceed .27% of its average net assets, and with respect to MuniCash, .18% of its average net assets.

     For the six months ended May 31, 1997 the Administrators and PIMC voluntarily waived $514,801 of the advisory and administration fees payable to them with respect to MuniFund and $541,310 with respect to MuniCash.

     Service Organization fees of $15,051 were paid to affiliates of PNC Bank for the six months ended May 31, 1997.

D. The Company's Declaration of Trust permits the trustees to authorize the issuance of an unlimited number of full and fractional units of beneficial interest ("shares") in the Company and to classify or reclassify any unissued shares into one or more additional series of shares.

     Transactions in shares of the Company are summarized as follows:

                                                                     MUNIFUND PORTFOLIO
                                                                     ------------------
                                                              SIX MONTHS
                                                                 ENDED               YEAR ENDED
                                                                MAY 31,              NOVEMBER 30,
                                                                 1997                   1996
                                                             -----------             ------------
                                                            (UNAUDITED)
Shares sold:
     MuniFund.........................................       3,443,290,390          4,919,582,550
     MuniFund Dollar..................................         175,123,237            292,929,133
Shares issued in reinvestment of dividends:
     MuniFund.........................................           1,408,635              2,752,159
     MuniFund Dollar..................................             874,848              1,424,910
Shares repurchased:
     MuniFund.........................................      (3,219,821,639)        (5,112,510,337)
     MuniFund Dollar..................................        (172,196,766)          (239,428,125)
                                                         -------------------    --------------------
          Net increase (decrease) in shares...........         228,678,705           (135,249,710)
                                                         ===================    ====================


                                                                     MUNICASH PORTFOLIO
                                                         -------------------------------------------
                                                          SIX MONTHS ENDED           YEAR ENDED
                                                            MAY 31, 1997         NOVEMBER 30, 1996
                                                         -------------------    --------------------
                                                             (UNAUDITED)
Shares sold:
     MuniCash.........................................       3,063,285,586          4,867,516,600
     MuniCash Dollar..................................         140,930,515            254,073,234
Shares issued in reinvestment of dividends:
     MuniCash.........................................           2,643,543              4,710,660
     MuniCash Dollar..................................           1,040,098              2,035,849
Shares repurchased:
     MuniCash.........................................      (2,865,420,647)        (4,912,328,000)
     MuniCash Dollar..................................        (140,687,465)          (256,006,969)
                                                         -------------------    --------------------
          Net increase (decrease) in shares...........         201,791,630            (39,998,626)
                                                         ===================    ====================

E. At November 30, 1996, capital loss carryovers, expiring at various times from 1997 to 2004, were available to offset possible future capital gains of the respective portfolios, as follows: MuniFund, $70,086 and MuniCash, $166,683.

F. At May 31, 1997, net assets consisted of the following:

                                                                      MUNIFUND         MUNICASH
                                                                    ------------     ------------
Paid-in capital...................................................  $820,348,806     $585,029,814
Accumulated net realized loss on investments......................       (88,509)        (168,683)
Amortized market discount.........................................           690               --
                                                                    ------------     ------------
Total Net Assets..................................................  $820,260,987     $584,861,131
                                                                    ============     ============

       Trustees
         G. Willing Pepper
           Chairman
         G. Nicholas Beckwith III
        Philip E. Coldwell
        Robert R. Fortune
        Jerrold B. Harris
        Rodney D. Johnson

       Officers
         G. Willing Pepper
           President
         Edward J. Roach
           Vice President and
       Treasurer
         W. Bruce McConnel, III
           Secretary

       Investment Adviser
         PNC Institutional Management
         Corporation
        400 Bellevue Parkway
        Wilmington, DE 19809
       Co-Administrators
         PFPC Inc.
        400 Bellevue Parkway
        Wilmington, DE 19809

        Provident Distributors, Inc.
        Four Falls Corporate Center
        6th Floor
        West Conshohocken, PA 19428

       Distributor
         Provident Distributors, Inc.
        Four Falls Corporate Center
        6th Floor
        West Conshohocken, PA 19428

       Transfer Agent
         PFPC Inc.
        P.O. Box 8950
        Wilmington, DE 19885-9628

       This report is submitted for
       the general information of the
       shareholders of the Company.
       It is not authorized for
       distribution to prospective
       investors unless accompanied
       or preceded by effective
       prospectuses for each
       portfolio of the Company,
       which contain information
       concerning the investment
       policies of the portfolios as
       well as other pertinent
       information.

       PIF-T-009
                                                       MUNIFUND
                                                       MUNICASH
                                                 Investment Portfolios
                                                      Offered by
                                                  Municipal Fund for
                                                 Temporary Investment

                                                         LOGO
                                                         LOGO

                                                  Semi-Annual Report
                                                    to Shareholders
                                                     May 31, 1997